Equity, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Shareholders' equity, net [Line Items]
Schedule of dividends declared and paid

During years 2021 and 2020 no distribution of dividends was made. The table below presents the dividends declared and paid in 2019:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2019 Dividends
Mandatory Annual Shareholders’ Meeting	March 25	16,538	0.06
Less - Dividends of treasury shares		(1,298)
		15,240

Board of Directors’ Meeting	October 29	7,442	0.03
Less - Dividends of treasury shares		(584)
		6,858
		22,098

Schedule Of Earning Per Share

	2021	2020	2019

Loss for the year (numerator) - US$	(264,075,000)	(135,718,000)	(12,208,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Loss per basic share and diluted - US$	(1.04)	(0.53)	(0.05)

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the Parent is presented below:

	2021	2020	2019

Profit (loss) for the year (numerator) - US$	123,529,000	(68,916,000)	39,886,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	0.49	(0.27)	0.16

The calculation of profit (loss) per share from discontinuing operations attributable to the equity holders of the Parent is presented below:

	2021	2020	2019

Loss for the year (numerator) - US$	(387,604,000)	(66,810,000)	(52,094,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867

Loss per basic share and diluted - US$	(1.53)	(0.26)	(0.21)

Sociedad Minera El Brocal S.A.A
Disclosure of Shareholders' equity, net [Line Items]
Schedule of capital stock structure

As of December 31, 2021, the Company’s capital stock structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage interest

Up to 1.00	2,300	4.80
From 1.01 to 20.00	2	20.64
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,304	100.00

capital stock [Member]
Disclosure of Shareholders' equity, net [Line Items]
Schedule of classes of share capital

The Group’s share capital is stated in soles and consisted of common shares with voting rights, with a nominal amount of S/10.00 per share. The table below presents the composition of the capital stock as of December 31, 2021 and 2020:

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Schedule of classes of share capital

	Number of	Investment	Investment
	shares	shares	shares
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)

	271,677	2,717	791